Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Fees and Commissions Income [Line Items]
Fees and commissions income	¥ 1,400,980	¥ 1,294,116	¥ 1,160,874
Fees and Commissions on Deposits [Member]
Fees and Commissions Income [Line Items]
Fees and commissions income	57,138	46,146	39,626
Fees and Commissions on Remittances and Transfers [Member]
Fees and Commissions Income [Line Items]
Fees and commissions income	168,124	158,786	155,192
Fees And Commissions on Foreign Trading Business [Member]
Fees and Commissions Income [Line Items]
Fees and commissions income	71,487	68,273	58,905
Fees and Commissions on Credit Card Business [Member]
Fees and Commissions Income [Line Items]
Fees and commissions income	179,669	157,227	149,671
Fees and Commissions on Security-related Services [Member]
Fees and Commissions Income [Line Items]
Fees and commissions income	285,728	300,050	217,985
Fees and Commissions on Administration and Management Services for Investment Funds [Member]
Fees and Commissions Income [Line Items]
Fees and commissions income	141,050	126,707	117,141
Trust Fees [Member]
Fees and Commissions Income [Line Items]
Fees and commissions income	106,943	105,721	92,525
Guarantee Fees [Member]
Fees and Commissions Income [Line Items]
Fees and commissions income	52,982	52,634	55,427
Insurance Commissions [Member]
Fees and Commissions Income [Line Items]
Fees and commissions income	63,344	39,669	33,472
Fees and Commissions on Real Estate Business [Member]
Fees and Commissions Income [Line Items]
Fees and commissions income	36,364	34,715	28,041
Other Fees and Commissions [Member]
Fees and Commissions Income [Line Items]
Fees and commissions income	¥ 238,151	¥ 204,188	¥ 212,889